Earnings Per Share	3 Months Ended
Mar. 31, 2013
Earnings Per Share
Earnings Per Share

Note 3

Earnings Per Share

AbbVie calculates basic earnings per share (EPS) pursuant to the two-class method.  The two-class method is an earnings allocation formula that determines earnings per share for common stock and participating securities according to dividends declared and participation rights in undistributed earnings.  Under this method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends.  AbbVie’s restricted stock units (RSUs) and restricted stock awards (RSAs) participate in dividends on the same basis as common shares and such dividends are nonforfeitable to the holder.  As a result, these RSUs and RSAs meet the definition of a participating security.

The dilutive effect of participating securities is calculated using the more dilutive of the treasury stock or the two-class method.  For the three months ended March 31, 2013, AbbVie has determined the treasury stock method to be more dilutive.  As such, the dilutive effect of outstanding stock options, RSUs and RSAs was reflected in the denominator for the calculation of diluted EPS.